CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
CONDENSED BALANCE SHEET

	September 30
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	581	17	3
Other receivables	3	3	1
Prepaid expenses	-	-	-
Due from inter-companies	129,811	109,321	16,472
Total current assets	130,395	109,341	16,476
Investment in unconsolidated subsidiaries	71,512	4,544	684
Total assets	201,907	113,885	17,160

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,586	1,576	238
Total current liabilities	1,586	1,576	238
Long-term borrowings	20,033	-	-
Total liabilities	21,619	1,576	238
Total stockholders’ equity	180,288	112,309	16,922
Total liabilities and stockholders’ equity	201,907	113,885	17,160

Schedule of Comprehensive Income (Loss) [Table Text Block]
CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
	Year ended September 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Revenues	303	204	-	-
Cost of revenues	-	-	-	-
Operating expenses
General and administrative	(4,335)	(16,035)	(3,016)	(455)
Loss from operations	(4,032)	(15,831)	(3,016)	(455)
Equity method loss	(9,223)	(49,009)	(72,491)	(10,922)
Interest expense	(553)	(738)	(167)	(25)
Loss before income taxes	(13,808)	(65,578)	(75,674)	(11,402)
Income tax (expense) benefits
Income tax expense	-	-	-
Reversal of contingent tax liability	-	-	-
Income tax benefits	-	-	-

Net loss	(13,808)	(65,578)	(75,674)	(11,402)
Other comprehensive loss
Foreign currency translation difference	(2,607)	(4,124)	(7,644)	(1,152)
Total comprehensive loss	(16,415)	(69,702)	(83,318)	(12,554)

Schedule of Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net cash provided by (used in) operating activities	(7,242)	(20,009)	20,456	3,082
Net cash provided by (used in) financing activities	3,255	14,881	(13,376)	(2,015)
Net increase (decrease) in cash and cash equivalents	(3,987)	(5,128)	7,080	1,067
Cash and cash equivalents, beginning of year	671	341	581	88
Effect of exchange rate changes on cash and cash equivalents	3,657	5,368	(7,644)	(1,152)
Cash and cash equivalents, end of year	341	581	17	3